Earnings per share - Schedule of Earning Per Share Detail (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss / (Profit) attributable to ordinary equity holders of the Group (€ '000s)	€ (10,551)	€ 181,439	€ 235,878
Weighted average shares outstanding, basic (in shares)	498,243,792	490,017,400	472,171,426
Weighted average shares outstanding, diluted (in shares)	498,243,792	490,035,080	472,171,426
(Loss) / Earnings per share, basic (in euros per share)	€ (0.0212)	€ 0.3703	€ 0.4996
(Loss) / Earnings per share, diluted (in euros per shares)	€ (0.0212)	€ 0.3703	€ 0.4996